Related Party Transactions (Details) - Schedule of Balances with Related Parties	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total amounts owed	$ 152,100	$ 152,100	$ 152,100	$ 42,433	$ 42,433
Amounts owed to officers [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total amounts owed			105,044		29,666
Amounts owed to directors [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total amounts owed			$ 47,056		$ 12,767